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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 5, 2017

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company
    Brighthouse Variable Life Account A
    File Nos. 333-200241 and 811-21851
    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Variable Life Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional information ("SAI") being used for the Equity Advantage VUL variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI for that product contained in Post-Effective Amendment No. 3 for the account filed with the Commission on April 13, 2017.

Please call the undersigned at (617) 578-3514 with any questions.

Very truly yours,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Associate General Counsel
Brighthouse Life Insurance Company